Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company uses derivative instruments to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at September 30, 2019, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount Of Asset (Liability) $
				Expected Maturity
				2019	2020
				$	$
Euro	9,240	0.86	(535)	3,952	6,750

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity dates of the swaps, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in 2020, 2021 and 2023. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2020, 2021 and 2023. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2020, 2021 and 2023. As at September 30, 2019, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(24,532)	0.6
1,200,000	146,500	NIBOR	6.00%	7.72%	(15,474)	2.1
850,000	102,000	NIBOR	4.60%	7.89%	(14,881)	3.9
					(54,887)

Interest Rate Risk

The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at September 30, 2019, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debts were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,063,011	(47,983)	3.6	2.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	75,352	(9,044)	3.9	3.8
			(57,027)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of September 30, 2019, ranged from 0.3% to 3.95%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2020, 2021 and 2024, at which time the swaps will be settled based on their fair value.

Stock Purchase Warrants

Prior to the 2019 Brookfield Transaction, Teekay held 15.5 million Brookfield Transaction Warrants and 1,755,000 Series D Warrants of Teekay Offshore (see Note 13). As part of the 2019 Brookfield Transaction, Teekay sold to Brookfield all of the Company’s remaining interests in Teekay Offshore, which included, among other things, both the Brookfield Transaction Warrants and Series D Warrants.

Tabular Disclosure

The following tables present the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accounts Payable, Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at September 30, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(3)	(698)	(5,801)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(535)	—
Interest rate swap agreements	1,297	383	(1,483)	(10,352)	(40,370)
Cross currency swap agreements	—	—	(659)	(26,917)	(27,311)
Forward freight agreements	1,045	—	—	—
	2,342	383	(2,145)	(38,502)	(73,482)

	Prepaid Expenses and Other	Other Non-Current Assets	Accounts Payable, Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at December 31, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	784	2,362	20	—	—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	2,915	2,973	(2,498)	(7,419)	(32,672)
Cross currency swap agreements	—	—	(713)	(4,729)	(23,680)
Stock purchase warrants	—	12,026	—	—	—
Forward freight agreements	—	—	—	(57)	—
	3,699	17,361	(3,191)	(12,205)	(56,352)

As at September 30, 2019, the Company had multiple interest rate swaps, cross currency swaps and foreign currency contracts with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s unaudited consolidated balance sheets. As at September 30, 2019, these derivatives had an aggregate fair value asset amount of $2.0 million and an aggregate fair value liability amount of $93.1 million.

For the periods indicated, the following tables present the gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended September 30, 2019		Three Months Ended September 30, 2018
Amount of Loss Recognized in OCI(1)	Amount of Gain Reclassified from Accumulated OCI to Interest Expense(1)	Amount of Gain Recognized in OCI (effective portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI to Interest Expense (effective portion)	Amount of Gain Recognized in Interest Expense (ineffective portion)
(2,244)	22	1,437	37	—

Nine Months Ended September 30, 2019		Nine Months Ended September 30, 2018
Amount of Loss Recognized in OCI(1)	Amount of Gain Reclassified from Accumulated OCI to Interest Expense(1)	Amount of Gain Recognized in OCI (effective portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI to Interest Expense (effective portion)	Amount of Gain Recognized in Interest Expense (ineffective portion)
(9,646)	430	6,527	(211)	740

(1) See Note 2 – adoption of ASU 2017-12.

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the unaudited consolidated statements of loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(2,247)	(2,704)	(5,720)	(11,544)
Interest rate swap agreement terminations	—	(13,681)	—	(13,681)
Foreign currency forward contracts	—	—	—	—
Stock purchase warrants	—	—	(25,559)	—
Forward freight agreements	435	(119)	393	(137)
	(1,812)	(16,504)	(30,886)	(25,362)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(623)	19,718	(14,839)	44,169
Foreign currency forward contracts	(435)	—	(536)	—
Stock purchase warrants	—	(5,373)	26,900	(851)
Forward freight agreements	946	(9)	1,050	25
	(112)	14,336	12,575	43,343
Total realized and unrealized (losses) gains on derivative instruments	(1,924)	(2,168)	(18,311)	17,981

Realized and unrealized (losses) gains from cross currency swaps are recognized in earnings and reported in foreign exchange gain (loss) in the unaudited consolidated statements of loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	—	(42,271)	—	(42,271)
Realized losses	(1,431)	(1,744)	(3,952)	(4,926)
Unrealized (losses) gains	(23,759)	43,966	(25,819)	49,734
Total realized and unrealized (losses) gains on cross currency swaps	(25,190)	(49)	(29,771)	2,537

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.